Income Taxes - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.99%	13.99%
Income tax relating to components of other comprehensive income	SFr 0	SFr 0
Deferred tax assets	589	495	SFr 1,737
Income taxes	13,503	3,526
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to components of other comprehensive income	0	0
Deferred tax assets	SFr 24,000	SFr 22,000